Income Taxes - Schedule of Statutory Federal Income Tax Rate to Income Before Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Statutory Federal Income Tax Rate to Income Before Provision for Income Taxes [Abstract]
Income tax provision at the federal statutory rate	28.00%	21.00%
Effect on operating losses	(28.00%)	(21.00%)